GuideMark® Tax-Exempt Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.46%
	Alabama - 1.84%
	The Lower Alabama Gas District, Series A, Revenue Bond,
100,000	5.000%, 09/01/2034	$130,031
225,000	5.000%, 09/01/2046	311,121
		441,152
	Arizona - 3.94%
145,000	Arizona Board of Regents, Prerefunded, Revenue Bond,
	5.000%, 07/01/2028	158,726
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond,
	5.000%, 07/01/2028	59,976
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	172,295
100,000	Phoenix Industrial Development Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2037	118,252
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	36,130
30,000	5.000%, 06/15/2052	30,933
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond,
	5.000%, 01/01/2039	122,768
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	200,633
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	45,467
		945,180
	Arkansas - 1.10%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	263,690
	California - 12.32%
200,000	California Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2049	307,142
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	125,957
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond,
	5.000%, 02/01/2042	116,179
190,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond,
	6.400%, 08/15/2045	196,314
100,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	116,231
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2039	300,510
200,000	California State University, Series A, Revenue Bond,
	5.000%, 11/01/2031	235,852
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	184,646
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	335,061
300,000	California, GO,
	5.000%, 11/01/2043	339,450
50,000	California, Refunding, GO,
	5.000%, 04/01/2032	68,122
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	111,497
125,000	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
	5.000%, 06/01/2047	129,293
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	391,335
		2,957,589
	Colorado - 3.95%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	153,850
	Colorado Health Facilities Authority, Revenue Bond,
250,000	5.000%, 08/01/2029	312,298
130,000	8.000%, 08/01/2043	146,927
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	334,433
		947,508
	Delaware - 1.04%
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	250,482
	Florida - 4.25%
100,000	Broward County FL Airport System, Revenue Bond,
	5.000%, 10/01/2033	124,694
100,000	Central Florida Expressway Authority, Revenue Bond,
	5.000%, 07/01/2033	125,665
100,000	Florida Development Finance Corp., Transportation District, Revenue Bond,
	6.500%, 01/01/2049 (b)	95,275
145,000	Florida, Series A, Refunding, GO,
	4.000%, 07/01/2033	168,456
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	256,059
190,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	194,450
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	11,212
40,000	7.500%, 06/01/2049	44,920
		1,020,731
	Georgia - 1.46%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	349,245
	Illinois - 10.00%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	112,268
100,000	5.000%, 04/01/2046	111,777
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	111,958
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	113,796
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2028	113,066
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	82,610
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	71,777
160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	175,813
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	156,894
	Illinois, GO,
345,000	5.000%, 01/01/2029	389,453
75,000	5.000%, 11/01/2029	85,897
100,000	4.000%, 11/01/2034	107,131
20,000	5.000%, 05/01/2036	21,680
70,000	5.000%, 11/01/2036	78,455
30,000	5.000%, 02/01/2039	32,241
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	31,928
100,000	O'Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	115,917
150,000	O'Hare International Airport, Series D, Revenue Bond,
	5.250%, 01/01/2030	166,635
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	173,396
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	146,468
		2,399,160
	Indiana - 2.82%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	117,972
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	285,935
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	138,201
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	133,679
		675,787
	Iowa - 0.44%
100,000	Iowa Finance Authority, Revenue Bond,
	5.125%, 08/01/2048	105,517
	Louisiana - 0.95%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	229,062
	Maryland - 0.93%
200,000	Westminster Project Revenue, Lutheran Village at Miller's Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	223,358
	Massachusetts - 0.54%
100,000	Commonwealth of Massachusetts, GO,
	5.250%, 01/01/2033	128,999
	Michigan - 0.47%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	112,594
	Minnesota - 3.18%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	99,139
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	182,170
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond,
	6.875%, 12/01/2048	163,086
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	318,504
		762,899
	Mississippi - 0.83%
200,000	Mississippi Business Finance Corp., Series B, Revenue Bond,
	1.600%, 12/01/2030 (b)	200,000
	Missouri - 0.87%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	208,966
	Montana - 0.45%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	107,697
	Nebraska - 1.72%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	151,375
250,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	260,442
		411,817
	New Hampshire - 0.54%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	129,824
	New Jersey - 1.78%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	171,911
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/15/2031	116,135
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	28,665
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	111,461
		428,172
	New York - 9.33%
300,000	City of New York, GO,
	4.000%, 10/01/2041	333,933
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	121,058
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,382
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond,
	5.000%, 07/15/2028	128,348
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	117,086
100,000	New York Dormitory Authority, Series A, Revenue Bond,
	5.000%, 02/15/2031	122,394
250,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.000%, 07/01/2038	272,390
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	650,325
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	238,508
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	211,168
		2,238,592
	North Carolina - 1.46%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	350,707
	Ohio - 3.49%
325,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047 (c)	326,508
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	155,717
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	107,319
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	248,524
		838,068
	Oregon - 0.53%
100,000	Oregon, Series A, GO,
	5.000%, 05/01/2028	128,171
	Pennsylvania - 2.46%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	53,552
50,000	5.000%, 04/01/2047	58,438
100,000	Commonwealth Financing Authority, Revenue Bond,
	5.000%, 06/01/2034	121,684
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	151,788
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	204,662
		590,124
	Puerto Rico - 3.71%
95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond,
	5.000%, 07/01/2042 (c)	72,200
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond,
	5.250%, 07/01/2027 (c)	41,938
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond,
	5.000%, 07/01/2028 (c)	60,800
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond,
	5.250%, 07/01/2040 (c)	68,625
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond,
250,000	4.329%, 07/01/2040	254,055
375,000	4.750%, 07/01/2053	392,445
		890,063
	South Carolina - 2.38%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	457,928
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond,
	5.750%, 06/15/2039	112,721
		570,649
	South Dakota - 0.46%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond,
	5.000%, 06/01/2026	110,181
	Texas - 7.28%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	209,564
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	114,998
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	221,468
125,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	135,129
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	242,069
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	116,832
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	116,254
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 06/30/2033	206,106
85,000	7.000%, 12/31/2038	99,469
115,000	6.750%, 06/30/2043	133,128
100,000	University of Texas, Revenue Bond,
	5.000%, 08/15/2049	152,992
		1,748,009
	Utah - 2.70%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	118,466
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	529,910
		648,376
	Virginia - 2.52%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	8.553%, 06/01/2047 (c)(d)	178,711
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	427,296
		606,007
	Washington - 1.46%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	350,743
	Wisconsin - 5.26%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2025	112,712
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond,
	7.000%, 07/01/2043	100,016
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
95,000	5.000%, 07/01/2022	99,234
150,000	5.750%, 10/01/2031	155,895
225,000	5.250%, 05/15/2047	249,008
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	10,884
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	533,654
		1,261,403
	Total Municipal Debt Obligations (Cost $21,850,234)	23,630,522

	SHORT TERM INVESTMENTS - 0.46%
	Money Market Funds - 0.46%
109,768	Government TaxAdvantage Portfolio - Institutional Shares
	Effective Yield, 1.47% (a)	109,768
	Total Short Term Investments (Cost $109,768)	109,768

	Total Investments (Cost $21,960,002) - 98.92%	23,740,290
	Other Assets and Liabilities - 1.08%	260,268
	TOTAL NET ASSETS - 100.00%	$24,000,558

Percentages are stated as a percent of net assets.
(a)	Seven-day yield as of December 31, 2019.
(b)	Adjustable rate security - the rate is determined by the Remarking Agent.
(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Zero coupon bond. The effective yield is listed.

Glossary of Terms
CMI - California Mortgage Insurance
GO - General Obligation